STOCK HOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012
STOCK HOLDERS' EQUITY [Abstract]
STOCK HOLDERS' EQUITY
NOTE 4 - STOCK HOLDERS' EQUITY:

a.
In September 2012, the Company issued 5,652 shares of its common stock and 2,826 common stock purchase warrant to an investor, with whom the Company entered into Securities Purchase Agreement in August 2012.

b.
Between  September and November 2012, the Company entered into Securities Purchase Agreements with a number of investors for the sale of 329,832 units at a purchase price of $4.44 per unit for total consideration of $1,464,425. Each unit consisted of one share of the Company's common stock and one common stock purchase warrant. Each warrant entitles the holder to purchase 0.50 a share of common stock exercisable for five years at an exercise price of $6.00 per share. The investors were granted customary registration rights with respect to resales of shares, including the shares underlying the warrants.  In addition, one of the investors who was previously considered as a leading investor (the "Leading Investor") , who purchased 405,405 of the units, was granted the right to maintain its percentage of the shares of the Company's common stock outstanding by purchasing more shares whenever the Company proposes to issue certain additional shares to other investors.  Such right only exists so long as such investor holds at least 5% of the Company's outstanding common stock.  In addition, such investor's warrants contained anti-dilution protection (the "full ratchet anti-dilution protection") and cashless exercise provisions not contained in the other investors' warrants.  The other terms of the Leading Investor's Securities Purchase Agreement were substantially the same as those granted to him in 2011 for his first investment. See also note 5.

As finder's fee, in connection with the securities purchase agreements, the Company paid   cash consideration of $5,385 and might be required to pay additional $7,500, as well as issued 1,127 shares of the Company's common stock and 564 common stock purchase warrant for another individual. The Company will also issue 12,745 shares of the Company's common stock and 6,373 common stock purchase warrant to a director as finder's fee with respect to the Securities Purchase Agreements described above and to Securities Purchase Agreements to which the Company had entered into in August 2012.

c.
On October 30, 2012, the Company entered into a Securities Purchase Agreement with D.N.A, according to which, the Company issued on that day to D.N.A 199,172 shares of its common stock, in consideration for the option to purchase up to 21,637,611 ordinary shares of D.N.A, valued at approximately $628,630 at the day of the transaction. D.N.A has filed an application for the approval of the TASE to list the ordinary shares of D.N.A issuable upon exercise of the D.N.A Option.  Mr. Zeev Bronfeld, a controlling shareholder of D.N.A, beneficially owned 7.1% of the Company's outstanding common stock prior to the transaction. As a result of the -holding of Mr. Bronfeld, the Israeli Securities Authority ("ISA") informed D.N.A that in its opinion the procedure of approving the transaction by D.N.A was not in accordance with the applicable law.  The Company, based on a legal opinion it has received from counsel, is in the opinion that the procedure was in order, based on precedents and their experience with similar cases.

Following the exercise of the D.N.A Option, the Company will hold approximately 14.5% of D.N.A's outstanding ordinary shares, which includes the 8,404,667 D.N.A shares that were issued to the Company in March 2011.

NOTE 10 - STOCK HOLDERS' EQUITY:

The Company's shares are traded on the Over-The-Counter Bulletin Board.

The following are capital stock transactions that took place during the years ended August 31, 2012 and 2011:

a.
Between  November 2010 and February 2011, the Company entered into Securities Purchase Agreements with a few accredited investors for the sale of 808,956 units at a purchase price of $3.84 per unit for total consideration of $3,106,000. Each unit consisted of one share of the Company's common stock and one common stock purchase warrant. Each warrant entitles the holder to purchase 0.35 a share of common stock exercisable for five years at an exercise price of $6.00 per share. For finder's fee with respect to these Securities Purchase Agreements, see note 11c..

As to the warrants purchased by the Leading Investor - see note 7.

b.
On March 31, 2011, the Company consummated a transaction with D.N.A for the sale of 65,104 shares of common stock and warrants to purchase up to 22,787 shares of common stock, for a total purchase price of $250,000 in cash.  The shares and warrants were sold in units at a price per unit of $3.84, each unit consisting of one share of common stock and a warrant to purchase 0.35 of a share of common stock. The warrants have an exercise price of $6.00 per share, and a term of five years commencing from the closing of the transaction. See also note 5.

c.
In April 2011, the Company entered into Securities Purchase Agreements with nine accredited investors for the sale of 93,701 units at a purchase price of $3.84 per unit for total consideration of $359,800.

d.	In May 2011, the Company issued 14,744 shares of its common stock, valued at $47,769, in the aggregate, to Swiss Caps as settlement of our liability for services rendered in the past.

e.
On August 15, 2011, the Company entered into a consulting agreement with a third party (the "Advisor") for a period of nine months, pursuant to which such Advisor provided investor relations services and received a monthly cash fee and shares of the Company's common stock in that were issued in three equal installments as follows: on  each of December 12, 2011, March 14, 2012 and May 15, 2012, the Company issued 6,917 shares of its common stock at fair value of $24,900, $26,560 and $24,900, respectively.

f.
On  each of March 14, 2012 and July 5, 2012, the Company issued 4,167 shares of its common stock to an advisor as remuneration for services provided. The fair value of the shares at the dates of grant was $15,500 and $16,000, respectively. See also note 9i.

g.
In August 2012, the Company entered into Securities Purchase Agreements with a number of investors for the sale of 801,942 units at a purchase price of $4.44 per unit for total consideration of $3,560,192. Each unit consisted of one share of the Company's common stock and one common stock purchase warrant. Each warrant entitles the holder to purchase 0.50 a share of common stock exercisable for five years at an exercise price of $6.00 per share.  The investors were granted customary registration rights with respect to resales of shares, including the shares underlying the warrants. In addition, in August 2012, the Company entered into a Securities Purchase Agreement with an investor for the sale of 5,652 units at same terms as describe above. As the payment from said investor was received during September 2012, following which, the Company issued him its shares of common stock, the proceeds from that investment, of $25,093 are presented as shares and warrants to be issued for cash.

As to the units purchased by the Leading Investor and the amendment to the 2011 Warrants, see note 7.

The Company paid cash consideration of $71,250 as finders' fees in connection with the securities purchase agreements.

h.	As to shares issued as part of stock based compensation plan see note 11.

i.	As to a Clinical Trial Manufacturing Agreement with Swiss Caps, see note 11a.